111 Huntington Avenue, Boston, Massachusetts  02199-7618

617 - 954-5000

December 30, 2013

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust XV (the “Trust”) (File Nos. 2-96738 and 811-4253), on behalf of MFS® Global Alternative Strategy Fund (formerly, MFS Diversified Target Return Fund (the “Fund”); Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 55 to the Registration Statement of the Trust (the “Amendment”), marked (except as described below) to indicate all changes from Post-Effective Amendment No. 53 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of incorporating revisions associated with changes to the Fund’s name, investment objective and investment policies, which will be effective February 1, 2014.  Please note the Part B Statement of Additional Information is not marked to indicate changes from Post-Effective Amendment No. 51 due to the restructuring of the fund’s Statement of Additional Information.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4340 or Jessica McCormick at (617) 954-6149.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn

Enclosures